SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
SEGMENT INFORMATION
SEGMENT INFORMATION

16. SEGMENT INFORMATION

An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Group’s chief operating decision maker (the “CODM). The Group’s CODM has been identified as the CEO, who reviews consolidated financial information when making decisions about allocating resources and assessing performance of the Group. In prior years, the Group identified two reportable segments, the Xiaomi wearable products segment and Self-branded products and others segment.

Beginning in fiscal year 2024, to better align with its strategic focus on Amazfit-branded product developments, the Group consolidated its previous two segments (Xiaomi wearable products and Self-branded products) into a one single reportable segment (Amazfit-branded products). This change reflects its streamlined organizational structure and unified business strategy moving forward, with disclosure retrospectively revised.

The Group’s CODM uses consolidated net income in the annual budget and forecasting process, and considers budget-to-actual variances on a quarterly basis when making decisions about the allocation of operating and capital resources. Significant segment expenses were the same as those presented under the cost of revenue and operating expenses in the consolidated statements of operations. Other segment items included in consolidated net income were interest income, interest expense, other income, net and income tax expenses in the accompanying consolidated statements of operations.

16. SEGMENT INFORMATION - CONTINUED

The Group’s long-lived assets are mostly located in the PRC with total amount of US$9,734 and US$7,021 as of December 31, 2024 and 2025, respectively. The total amount of long-lived assets located in the oversea countries is US$622 and US$599 as of December 31, 2024 and 2025, respectively.

Revenue of the Group from Asia-Pacific, Europe, North America and others, where the customers located, is US$180,971, US$134,554, US$33,129 and US$4,206 during the year ended December 31, 2023, US$75,532, US$74,883, US$27,371 and US$4,817 during the year ended December 31, 2024, and US$91,480, US$110,266, US$46,852 and US$10,299 during the year ended December 31, 2025, respectively. The revenue from the United States is less than 10% of total revenue in the Group during the year ended December 31, 2023. The revenue from the United States is US$27,192 and US$43,624 during the year ended December 31, 2024 and 2025.